Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Vident International Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident International Equity Strategy ETFTM
Class Name	Vident International Equity Strategy ETFTM
Trading Symbol	VIDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident International Equity Strategy ETFTM for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-international-equity-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident International Equity Strategy ETF™	$34	0.61%
[1]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%
Net Assets	$ 443,442,909
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 1,215,634
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$443,442,909
Number of Holdings	239
Net Advisory Fee	$1,215,634
Portfolio Turnover	35%
30-Day SEC Yield	2.52%
30-Day SEC Yield Unsubsidized	2.52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
LG Electronics, Inc.	0.7%
Zhen Ding Technology Holding Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.7%
Citizen Watch Co. Ltd.	0.7%
Kia Corp.	0.6%
Sasol Ltd.	0.6%
WNC Corp.	0.6%
Hyundai Glovis Co. Ltd.	0.6%
Hoegh Autoliners ASA	0.6%
Hanwha Corporation	0.6%
Sector Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
South Korea	8.4%
Taiwan	7.7%
Norway	7.0%
Singapore	6.8%
Hong Kong	6.2%
Denmark	6.2%
Canada	5.3%
Japan	4.8%
Switzerland	4.3%
Cash & Other	43.3%

Updated Prospectus Web Address	https://videntam.com/etf/vident-international-equity-strategy-etf/
Vident U.S. Bond Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Bond Strategy ETFTM
Class Name	Vident U.S. Bond Strategy ETFTM
Trading Symbol	VBND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-bond-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Bond Strategy ETF™	$21	0.41%
[2]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 506,947,634
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 988,951
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$506,947,634
Number of Holdings	191
Net Advisory Fee	$988,951
Portfolio Turnover	98%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Effective Duration	6.26 years
Average Credit Quality	A+/A

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	41.9%
Federal National Mortgage Association	7.6%
Government National Mortgage Association	6.6%
Tennessee Valley Authority	2.1%
LYB International Finance III LLC	1.9%
Energy Transfer LP	1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.5%
Dominion Energy, Inc.	1.6%
Bank of Nova Scotia	1.5%
Royal Bank of Canada	1.4%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-bond-strategy-etf/
Vident U.S. Equity Strategy ETF
Shareholder Report [Line Items]
Fund Name	Vident U.S. Equity Strategy ETFTM
Class Name	Vident U.S. Equity Strategy ETFTM
Trading Symbol	VUSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://videntam.com/etf/vident-us-strategy-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Equity Strategy ETF™	$25	0.50%
[3]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 631,440,011
Holdings Count | $ / shares	126
Advisory Fees Paid, Amount	$ 1,590,453
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$631,440,011
Number of Holdings	126
Net Advisory Fee	$1,590,453
Portfolio Turnover	29%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
AbbVie, Inc.	2.5%
Alphabet, Inc. - Class A	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.4%
NVIDIA Corp.	2.3%
Visa, Inc. - Class A	2.0%
Mastercard, Inc. - Class A	2.0%
Berkshire Hathaway, Inc. - Class B	2.0%
Meta Platforms, Inc. - Class A	2.0%
Costco Wholesale Corp.	2.0%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://videntam.com/etf/vident-us-strategy-etf/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized